Business Combination	12 Months Ended
Dec. 31, 2020
Business Combinations
Business Combination

3. Business Combination

As discussed in Note 1, on December 16, 2020, the Company consummated the Merger Agreement dated September 1, 2020, with Old Skillz surviving the merger as a wholly owned subsidiary of the Company.

Old Skillz common stock issued and outstanding were canceled and converted into the right to receive 0.7471 shares (the "Exchange Ratio") of Common Stock. Unless otherwise stated, the Exchange Ratio was applied to the number of shares and share prices of Old Skillz throughout these consolidated financial statements.

At the effective time of the Business Combination (the “Effective Time”), and subject to the terms and conditions of the Merger Agreement, holders of 359,518,849 shares of Old Skillz (“Stock Election Shares”) received merger consideration in the form of 191,932,860 shares of the Company’s Class A common stock and 76,663,551 shares of the Company’s Class B common stock, and holders of 75,786,931 shares of Old Skillz (“Cash Election Shares”) received cash consideration of $566,204,152.

Pursuant to the Merger Agreement, Eagle Equity Partners II, LLC (the “Sponsor”) delivered 10,000,000 of its shares of FEAC Class B common stock into escrow that are subject to forfeiture if certain earnout conditions are not satisfied. If the earnout conditions are fully satisfied, 5,000,000 of such shares will be released to the Sponsor in the form of shares of the Company’s Class A common stock (the “Sponsor Earnout Shares”), and the other 5,000,000 shares will be released to the Old Skillz stockholders (the “Skillz Earnout Shares”, and collectively with the Sponsor Earnout Shares, the “Earnout Shares”), who will receive shares of the Company’s common stock as a result of the Business Combination in the form of shares of Class A common stock of the Company (other than the Founder and a trust for the benefit of his family members, who will receive shares of Class B common stock of the Company). The Earnout Shares are accounted for as equity classified equity instruments, were included as merger consideration as part of the Reverse Recapitalization, and recorded in Additional paid-in capital.

Upon the closing of the Business Combination, the Company's certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 635,000,000 shares, $0.0001 par value per share, of which, 500,000,000 shares are designated as Class A Common Stock, 125,000,000 shares are designated as Class B Common Stock, and 10,000,000 shares are designated as Preferred Stock.

In connection with the Business Combination, certain institutional investors (the “Investors”) purchased from the Company an aggregate of 15,853,052 shares of Class A Common Stock (the “Private Placement”), for a purchase price of $10.00 per share and an aggregate purchase price of $158.5 million (the “Private Placement Shares”), pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into effective as of September 1, 2020.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, FEAC was treated as the “acquired” company and Old Skillz is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Old Skillz issuing stock for the net assets of FEAC, accompanied by a recapitalization. The net assets of FEAC were stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statement of Stockholders’ Equity for the year ended December 31, 2020:

Recapitalization
Cash - FEAC trust and cash, net of redemptions	$689,979
Cash - Private Placement Financing	158,531
Non-cash net assets assumed from FEAC	—
Less: cash consideration paid to Old Skillz stockholders	(566,204)
Less: transaction costs and advisory fees	(35,822)
Net Business Combination and Private Placement Financing	246,484
Less: non-cash net assets assumed from FEAC	—
Less: accrued transaction costs and advisor fees	(16,058)
Net cash contributions from Business Combination and PIPE Financing	$230,426

The number of shares of common stock issued immediately following the consummation of the Business Combination (Share numbers are not in thousands):

Recapitalization
Common stock, outstanding prior to Business Combination	69,000,000
Less: redemption of FEAC shares	(2,140)
Common stock of FEAC	68,997,860
FEAC sponsor shares	6,350,200
Earnout shares	10,000,000
Shares issued in Private Placement Financing	15,853,052
Business Combination and Private Placement Financing shares - Class A common stock	101,201,112
Old Skillz shares converted to New Skillz Class A common stock(1)	191,932,861
Old Skillz shares converted to New Skillz Class B common stock(2)	76,663,551
Total shares of common stock immediately after Business Combination	369,797,524

(1)The number of Old Skillz shares converted to Class A common stock was determined from 332,690,933 shares of Old Skillz common stock outstanding immediately prior to the closing of the Business Combination, including shares of redeemable convertible preferred stock, converted at the Exchange Ratio, less 56,620,419 shares of New Skillz stock which were repurchased from Old Skillz stockholders as part of the Business Combination. All fractional shares were rounded down.

(2)The number of Old Skillz shares converted to Class B common stock was determined from the 102,614,847 shares of Old Skillz common stock outstanding immediately prior to the closing of the Business Combination, including shares of convertible preferred stock, converted at the Exchange Ratio. All fractional shares were rounded down.